Inventories, Net - Schedule of Impairment Provided for Inventories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Impairment Provided for Inventories [Abstract]
Balance at the beginning of the period	$ 355,043	$ 251,642
Current period addition	306,964	62,892
Reduction	(102,739)	(89,761)
Foreign currency translation adjustment	14,576	(8,196)
Balance at the end of the period	$ 573,844	$ 216,577